Plan Description (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Plan Description [Line Items]
Number of money market funds offered by contribution plan	3
Number of mutual funds offered by contribution plan	22
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Percentage of market value	50.00%
Loans payable over period	5 years
Loans taken for primary term	20 years
Maximum participant's account retirement benefits	$ 5,000
Participant account balance	$ 1,000
Beneficiary compensation percentage from participant account	100.00%
Unallocated forfeitures	$ 8,257	$ 8,539
Minimum [Member]
Plan Description [Line Items]
Percentage of participants gross earnings	1.00%
Minimum borrowing amount	$ 1,000
Maximum [Member]
Plan Description [Line Items]
Percentage of participants gross earnings	50.00%
Maximum borrowing amount	$ 7,000